MARSHALL FUNDS, INC.

Marshall Large-Cap Value Fund

Marshall Large-Cap Growth Fund

Marshall Large-Cap Focus Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Value Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Emerging Markets Equity Fund

Marshall Ultra Short Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Short-Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Government Income Fund

Marshall Corporate Income Fund

Marshall Aggregate Bond Fund

Marshall Core Plus Bond Fund

Marshall Government Money Market Fund

Marshall Tax-Free Money Market Fund

Marshall Prime Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 14, 2011 to:

Prospectus and Summary Prospectus for Marshall Small-Cap Value Fund Dated March 1, 2011

Prospectuses and Summary Prospectuses for all other Funds dated December 29, 2010

At the special meeting of shareholders of Marshall Funds, Inc. (the “Corporation”) held on October 6, 2011, all of the proposals submitted to shareholders and described in the Corporation’s proxy statement dated August 24, 2011 were approved by shareholders of the Corporation and the applicable Funds. Shareholders voted to elect eight directors and to approve a new investment advisory agreement between the Corporation and M&I Investment Management Corp. (the “Adviser”), a new subadvisory agreement between the Adviser and Taplin, Canida & Habacht, LLC with respect to the Marshall Corporate Income Fund and the Marshall Core Plus Bond Fund and a manager of managers structure for certain Funds. Shareholders also approved the modification and reclassification of certain investment limitations, to be effective as of December 29, 2011.

Prospectus

The first sentence in the section entitled “Marshall Funds, Inc. Information — Adviser’s Background” is deleted and replaced with the following:

On July 5, 2011, the Bank of Montreal (“BMO”) acquired the Adviser’s parent company, Marshall & Ilsley Corporation. The Adviser is a registered investment adviser and a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois. BMO Financial Corp. is a wholly owned subsidiary of BMO, a Canadian bank holding company.

Effective immediately, Marshall Investor Services is no longer accepting applications or checks either via mail or in person. Accordingly, the information contained in the “Fund Purchase Easy Reference Table — Mail and In Person” is deleted and replaced with the following:

Mail

To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services

P.O. Box 55931

Boston, MA 02205-5931

To add to your existing Fund account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

Similarly, the information contained in the “Fund Redemption Easy Reference Table — Mail and In Person” is deleted and replaced with the following:

Mail

Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services

P.O. Box 55931

Boston, MA 02205-5931

All other references to the address for Marshall Investor Services are replaced with:

P.O. Box 55931

Boston, MA 02205-5931

For additional assistance, call Marshall Investor Services at 1-800-236-FUND (3863) (Investor Class and Institutional Class) or 1-800-580-3863 (Advisor Class).

This supplement should be retained with your Prospectus for future reference.

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